Schedule of Investments(a)
July 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–95.14%
Aerospace & Defense–4.20%
Honeywell Aerospace, Inc.(b)	226,046	$46,732,750
Northrop Grumman Corp.	76,805	41,665,176
RTX Corp.	336,785	72,482,868
		160,880,794
Agricultural & Farm Machinery–1.11%
Deere & Co.	71,775	42,538,889
Asset Management & Custody Banks–1.62%
BlackRock, Inc.	57,018	62,171,857
Biotechnology–0.86%
AbbVie, Inc.	131,698	33,048,296
Building Products–1.59%
Johnson Controls International PLC	415,519	60,940,017
Communications Equipment–1.79%
Cisco Systems, Inc.	591,285	68,583,147
Construction Machinery & Heavy Transportation Equipment– 1.11%
Westinghouse Air Brake Technologies Corp.	146,376	42,574,923
Construction Materials–0.85%
CRH PLC	341,395	32,435,939
Consumer Finance–1.12%
Capital One Financial Corp.	204,670	42,778,077
Consumer Staples Merchandise Retail–1.66%
Walmart, Inc.	573,319	63,753,073
Diversified Banks–9.76%
Bank of America Corp.	1,151,386	71,328,363
Citigroup, Inc.	349,984	46,355,381
Fifth Third Bancorp	500,725	28,290,962
JPMorgan Chase & Co.	433,481	152,494,281
Wells Fargo & Co.	869,364	75,156,518
		373,625,505
Electric Utilities–2.56%
Entergy Corp.(c)	500,817	53,897,926
PPL Corp.	1,252,040	44,084,328
		97,982,254
Electrical Components & Equipment–1.53%
Eaton Corp. PLC	141,555	58,773,636
Electronic Manufacturing Services–0.49%
TE Connectivity PLC (China)	90,975	18,712,648
Financial Exchanges & Data–1.54%
CME Group, Inc., Class A	220,664	59,091,613
Gas Utilities–0.57%
Atmos Energy Corp.	126,313	21,824,360
Shares		Value
Health Care Distributors–0.86%
Cardinal Health, Inc.	143,302	$32,963,759
Health Care Equipment–3.30%
Abbott Laboratories	448,254	47,380,448
Becton, Dickinson and Co.	283,283	46,917,331
Medtronic PLC	375,019	32,022,872
		126,320,651
Health Care Services–1.60%
CVS Health Corp.	586,339	61,231,382
Home Improvement Retail–2.13%
Lowe’s Cos., Inc.	392,209	81,504,952
Hotels, Resorts & Cruise Lines–1.11%
Marriott International, Inc., Class A	113,708	42,393,754
Household Products–1.60%
Procter & Gamble Co. (The)	423,290	61,161,172
Industrial Conglomerates–0.82%
Honeywell International, Inc.	129,054	31,366,575
Industrial Gases–1.72%
Linde PLC	137,754	65,898,759
Industrial Machinery & Supplies & Components–0.72%
Xylem, Inc.	234,231	27,398,000
Industrial REITs–1.94%
Prologis, Inc.	513,993	74,328,528
Insurance Brokers–0.98%
Marsh & McLennan Cos., Inc.	198,421	37,638,479
Integrated Oil & Gas–2.40%
Chevron Corp.	467,361	91,990,666
Integrated Telecommunication Services–2.28%
AT&T, Inc.	1,369,020	31,829,715
Comcast Corp., Class A	997,882	23,909,253
Verizon Communications, Inc.	673,108	31,508,185
		87,247,153
Investment Banking & Brokerage–0.82%
Morgan Stanley	148,351	31,216,017
IT Consulting & Other Services–1.37%
International Business Machines Corp.	233,731	52,273,938
Life Sciences Tools & Services–1.02%
Danaher Corp.	200,640	39,120,787
Managed Health Care–1.50%
UnitedHealth Group, Inc.	138,604	57,437,498
Multi-Utilities–0.74%
Sempra	322,153	28,526,648
Oil & Gas Equipment & Services–0.92%
SLB Ltd.	707,660	35,092,859
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Shares		Value
Oil & Gas Exploration & Production–2.55%
ConocoPhillips	494,077	$59,526,397
Devon Energy Corp.	842,347	38,015,120
		97,541,517
Oil & Gas Storage & Transportation–1.50%
Williams Cos., Inc. (The)	802,130	57,384,380
Packaged Foods & Meats–1.23%
Mondelez International, Inc., Class A	756,854	47,159,573
Paper & Plastic Packaging Products & Materials–0.60%
Sonoco Products Co.	410,222	23,120,112
Pharmaceuticals–4.26%
Johnson & Johnson	445,658	114,244,428
Merck & Co., Inc.	375,429	48,880,856
		163,125,284
Property & Casualty Insurance–3.65%
American International Group, Inc.	434,488	34,142,067
Chubb Ltd.	192,573	67,531,500
Hartford Insurance Group, Inc. (The)	269,284	38,214,092
		139,887,659
Rail Transportation–0.97%
Union Pacific Corp.	127,539	37,257,968
Restaurants–2.35%
McDonald’s Corp.	212,769	57,583,802
Yum! Brands, Inc.	211,657	32,442,785
		90,026,587
Semiconductor Materials & Equipment–1.06%
ASML Holding N.V., New York Shares (Netherlands)	6,826	11,119,554
Lam Research Corp.	100,222	29,367,050
		40,486,604
Semiconductors–4.08%
Broadcom, Inc.	142,195	55,353,670
NVIDIA Corp.	327,130	65,671,347
Texas Instruments, Inc.	128,369	35,396,468
		156,421,485
Soft Drinks & Non-alcoholic Beverages–0.90%
PepsiCo, Inc.	246,370	34,383,397
Shares		Value
Systems Software–5.22%
Microsoft Corp.	430,046	$199,850,977
Technology Hardware, Storage & Peripherals–2.62%
Apple, Inc.	324,377	100,203,299
Telecom Tower REITs–1.44%
American Tower Corp.	318,368	55,192,276
Tobacco–2.14%
Philip Morris International, Inc. (Switzerland)	428,485	81,763,508
Wireless Telecommunication Services–0.38%
T-Mobile US, Inc.	84,162	14,535,619
Total Common Stocks & Other Equity Interests (Cost $2,697,832,790)		3,643,166,850
Money Market Funds–4.75%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e)	63,730,547	63,730,547
Invesco Treasury Portfolio, Institutional Class, 3.63%(d)(e)	118,347,004	118,347,004
Total Money Market Funds (Cost $182,077,551)		182,077,551
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $2,879,910,341)		3,825,244,401
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.03%
Invesco Private Government Fund, 3.69%(d)(e)(f)	10,937,609	10,937,609
Invesco Private Prime Fund, 3.82%(d)(e)(f)	28,415,351	28,418,193
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $39,355,715)		39,355,802
TOTAL INVESTMENTS IN SECURITIES–100.92% (Cost $2,919,266,056)		3,864,600,203
OTHER ASSETS LESS LIABILITIES—(0.92)%		(35,207,242)
NET ASSETS–100.00%		$3,829,392,961
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$40,646,571	$124,231,874	$(101,147,898)	$-	$-	$63,730,547	$340,548
Invesco Treasury Portfolio, Institutional Class	75,476,762	230,716,338	(187,846,096)	-	-	118,347,004	630,337
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	42,348,589	(31,410,980)	-	-	10,937,609	151,515*
Invesco Private Prime Fund	-	109,112,333	(80,685,631)	87	(8,596)	28,418,193	410,152*
Total	$116,123,333	$506,409,134	$(401,090,605)	$87	$(8,596)	$221,433,353	$1,532,552

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,643,166,850	$—	$—	$3,643,166,850
Money Market Funds	182,077,551	39,355,802	—	221,433,353
Total Investments	$3,825,244,401	$39,355,802	$—	$3,864,600,203
Invesco Dividend Income Fund